Defined contribution plan	12 Months Ended
Mar. 29, 2014
Defined contribution plan
Defined contribution plan

12.   Defined contribution plan

The Boot Barn 401(k) Plan (the "401(k) Plan") is a qualified plan under Section 401(k) of the Internal Revenue Code. The 401(k) Plan covers all employees that work a minimum of 1,000 hours per year and have been employed by the Company for at least one year. Contributions to the plan are based on certain criteria as defined in the agreement, governing the 401(k) Plan. Participating employees are allowed to contribute up to the statutory maximum set by the Internal Revenue Service. The Company provides a safe harbor matching contribution that matches 100% of employee contributions up to 3% of their respective wages and then 50% of further contributions up to 5% of their respective wages. Contributions to the plan and charges to selling, general and administrative expenses were $0.3 million, $0.2 million, $0.1 million and $0.1 million for the fiscal years ended March 29, 2014, March 30, 2013, the Successor Period and the Predecessor Period, respectively.